SUBSEQUENT EVENTS (Details Narrative) - USD ($)																			1 Months Ended					2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 26, 2021	Jul. 22, 2021	Jul. 21, 2021	Apr. 30, 2021	Apr. 22, 2021	Apr. 21, 2021	Apr. 20, 2021	Apr. 18, 2021	Apr. 09, 2021	Mar. 31, 2021	Mar. 24, 2021	Mar. 10, 2021	Mar. 05, 2021	Mar. 04, 2021	Mar. 02, 2021	Jan. 12, 2021	Jan. 06, 2021	Dec. 15, 2014	Dec. 31, 2019	Sep. 30, 2019	May 31, 2019	Jan. 31, 2019	Jan. 31, 2018	Nov. 30, 2019	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2021	Jul. 29, 2021	Jul. 25, 2021	Jun. 29, 2021	Jun. 28, 2021	Jun. 21, 2021	Jun. 18, 2021	Jun. 15, 2021	Jun. 14, 2021	Jun. 11, 2021	Nov. 30, 2020	Oct. 31, 2020	Dec. 31, 2018	Apr. 30, 2018	Jun. 30, 2017	Jun. 19, 2017	Sep. 16, 2016	Dec. 11, 2015
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																				11,000,000	50,000	400,000	466,667	1,650,000				17,275,871
Shares Issued, Price Per Share																		$ 0.001		$ 0.22			$ 0.50					$ 0.008																	$ 0.50			$ 0.01
Debt Conversion, Converted Instrument, Shares Issued																												9,700,000
Stock Issued During Period, Shares, Issued for Services																		6,000,000	1,500,000	9,700,000			300,000					2,700,000
Common Stock, Shares, Issued																			43,062,058								96,027,242	72,807,979	43,062,058
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																				50,000		175,000									2,500,000										50,000	2,500.000				500,000	2,405,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 1.00								$ 0.26	$ 0.26	$ 1.00												$ 1.00	$ 0.10		$ 0.50		$ 0.50	$ 1.00
Debt Conversion, Converted Instrument, Amount																												$ 1,651,900
Preferred stock, shares issued																			0								319,659	0	0
Preferred Units, Issued																											7,143								5,000		28,572		5,000	10,000
Class of Warrant or Right, Outstanding																											37,240,900	3,395,000							500,000		2,857,200		500,000	1,000,000			2,245,000
Accredited Investor [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																											$ 0.10								$ 0.10		$ 0.10		$ 0.10	$ 0.10
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued																											7,143								5,000		28,572		5,000	10,000
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Repayments of debt																											$ 0
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																									2,500,000	70,000			100,000	1,166,000
Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																												500,000
Preferred Units, Issued																											15,000
Class of Warrant or Right, Outstanding																											1,500,000
Warrant [Member] | Accredited Investor [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																											$ 0.10
Warrant [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued																											15,000
Convertible Debt [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																		$ 0.10				$ 0.10	$ 0.10
Preferred Units, Issued																																		16,000				57,143	42,658
Class of Warrant or Right, Outstanding																																		1,600,000				5,714,300	4,265,800
Convertible Debt [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued																																		16,000				57,143	42,658
Convertible Debt One [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																		$ 0.10		$ 0.10		$ 0.10
Preferred Units, Issued																																		8,000		50,000		75,143
Class of Warrant or Right, Outstanding																																		800,000		5,000,000		7,514,300
Convertible Debt One [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued																																		8,000		50,000		75,143
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 151,687
Accrued interest percentage						8.00%
Equity Method Investment, Aggregate Cost													$ 1,000			$ 500
Stock Issued During Period, Shares, New Issues													16,666.67			8,333.33
Shares Issued, Price Per Share	$ 7	$ 0.06											$ 0.06			$ 0.06
Debt Conversion, Converted Instrument, Shares Issued		1,300,000			2,000,000									6,000
Due to related party															$ 117,600
Stock Issued During Period, Shares, Issued for Services							50,000				2,500,000
Repayments of debt					$ 50,000			$ 100,000		$ 100,000
Monthly installment payments						$ 639,956				$ 173,188
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.10
Debt Conversion, Converted Instrument, Amount					$ 100,687
Preferred Units, Issued	7,500
Class of Warrant or Right, Outstanding	750,000
Subsequent Event [Member] | Accredited Investor [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.10
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	7,500
Preferred stock, shares issued	350,000																																250,000
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues									8,000,000
Common Stock, Shares, Issued											2,145,000
Subsequent Event [Member] | President [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued											2,145,000
Subsequent Event [Member] | Officers [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues									8,750,000
Subsequent Event [Member] | Officer [Member]
Subsequent Event [Line Items]
Due to related party				$ 190,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued											4,190,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1																															1
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Term														1 year			1 year
Debt Instrument, Face Amount								$ 591,000						$ 50,000			$ 40,000
Accrued interest percentage														12.00%			18.00%
Subsequent Event [Member] | Promissory Note [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues												280,000
Subsequent Event [Member] | Promissory Note One [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues												310,000
Subsequent Event [Member] | Bridge Loan [Member]
Subsequent Event [Line Items]
Due to related party									$ 1,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									2,000,000
Shares pledged									2,000,000
Subsequent Event [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share			$ 0.06
Debt Conversion, Converted Instrument, Shares Issued			310,000
Subsequent Event [Member] | Convertible Debt One [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share			$ 0.06
Debt Conversion, Converted Instrument, Shares Issued			300,000
Subsequent Event [Member] | Convertible Debt Two [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share			$ 0.06
Debt Conversion, Converted Instrument, Shares Issued			310,000
Subsequent Event [Member] | Convertible Debt Three [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share			$ 0.06
Debt Conversion, Converted Instrument, Shares Issued			300,000